Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Summary of Asset and Liabilities From Continuing and Discontinued Operations (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Property, plant and equipment	$ 53,557,065	$ 53,774,641
Inventory	5,491,783	6,592,903
Total assets	70,945,890	75,725,586
LIABILITIES
Borrowings	6,440,840	12,537,853
Deferred tax liabilities	7,276,106	7,399,657
Total liabilities	25,555,271	35,798,859
Shareholders' equity attributable to owners of the parent company	45,119,404	36,889,788
Non-controlling interest	271,215	3,036,939
Total shareholders' equity and liabilities	$ 70,945,890	75,725,586
Discontinued operations [member]
Assets
Cash and banks		1,719,399	$ 1,195,670
Loma Yguazu Cementos S.A. [Member] | Discontinued operations [member]
Assets
Property, plant and equipment		7,517,437
Inventory		875,908
Other assets		90,427
Trade receivables		518,002
Cash and banks		1,719,399
Total assets		10,721,173
LIABILITIES
Borrowings		4,106,480
Accounts payable		448,327
Deferred tax liabilities		64,506
Other liabilities		83,906
Total liabilities		4,703,219
Shareholders' equity attributable to owners of the parent company		3,069,256
Non-controlling interest		2,948,698
Total shareholders' equity and liabilities		$ 6,017,954